N-2	12 Months Ended
Nov. 30, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001293613
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

1.      Organization

Kayne Anderson Energy Infrastructure Fund, Inc. (the “Company” or “KYN”) was organized as a Maryland corporation on June 4, 2004, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company’s investment objective is to provide a high after-tax total return with an emphasis on making cash distributions to shareholders. The Company intends to achieve this objective by investing at least 80% of its total assets in the securities of Energy Infrastructure Companies. The Company commenced operations on September 28, 2004. The Company’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KYN.” For more information about the Company’s investment objective, policies and principal risks, see Investment Objective, Policies and Risks.

Risk Factors [Table Text Block]

4.      Risk Considerations

The Company’s investments are concentrated in the energy sector. A downturn in one or more industries within the energy sector, material declines in energy-related commodity prices, adverse political, legislative or regulatory developments or environmental, catastrophic or other events could have a larger impact on the Company than on an investment company that does not concentrate in the energy sector. The performance of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The Company also invests in securities of foreign issuers, predominantly those located in Canada and, to a lesser extent, Europe. The value of those investments will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the issuers operate or are domiciled. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

At November 30, 2023, the Company had the following investment concentrations:

Category	Percent of Long-Term Investments
Energy Companies	100.0%
Equity securities	100.0%
Energy Infrastructure Companies	97.0%
Largest single issuer	10.9%
Restricted securities	8.0%

For more information about the principal risks of investing in the Company, see Investment Objective, Policies and Risks.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

The table below sets forth a summary of the issuances, redemptions and key terms of each series of Notes outstanding during the year ended November 30, 2023.

Series	Principal Outstanding November 30, 2022	Principal Issued	Principal Redeemed	Principal Outstanding November 30, 2023	Unamortized Issuance Costs	Estimated Fair Value November 30, 2023	Fixed/Floating Interest Rate	Maturity
FF	$16,571	$—	$(16,571)	$—	$—	$—	3.57%	4/16/23
GG	21,419	—	—	21,419	30	21,000	3.67%	4/16/25
KK	32,247	—	—	32,247	27	32,200	3.93%	7/30/24
NN	15,774	—	(15,774)	—	—	—	3.37%	10/29/23
OO	14,778	—	—	14,778	16	14,600	3.46%	10/29/24
PP	50,000	—	—	50,000	222	50,900	3-month SOFR + 151 bps	6/19/26
QQ	20,000	—	—	20,000	66	18,900	1.81%	6/19/25
RR	45,000	—	—	45,000	325	42,400	4.57%	5/18/32
SS	45,000	—	—	45,000	351	41,500	4.67%	8/2/34
TT	—	18,235	—	18,235	33	17,800	3.82%	8/8/25
UU	—	40,000	—	40,000	355	38,600	5.18%	3/29/33
	$260,789	$58,235	$(32,345)	$286,679	$1,425	$277,900

Long Term Debt, Principal | $	$ 286,679
Long Term Debt, Structuring [Text Block]

11.   Notes

At November 30, 2023, the Company had $286,679 aggregate principal amount of Notes outstanding. During the fiscal year ended November 30, 2023, the Company redeemed $32,345 of Notes at par upon their maturity. In its merger with KMF, the Company assumed and reissued all of KMF’s unsecured notes outstanding immediately prior to the closing of the merger ($58,235 aggregate principal amount). See Note 1 — Organization.

The table below sets forth a summary of the issuances, redemptions and key terms of each series of Notes outstanding during the year ended November 30, 2023.

Series	Principal Outstanding November 30, 2022	Principal Issued	Principal Redeemed	Principal Outstanding November 30, 2023	Unamortized Issuance Costs	Estimated Fair Value November 30, 2023	Fixed/Floating Interest Rate	Maturity
FF	$16,571	$—	$(16,571)	$—	$—	$—	3.57%	4/16/23
GG	21,419	—	—	21,419	30	21,000	3.67%	4/16/25
KK	32,247	—	—	32,247	27	32,200	3.93%	7/30/24
NN	15,774	—	(15,774)	—	—	—	3.37%	10/29/23
OO	14,778	—	—	14,778	16	14,600	3.46%	10/29/24
PP	50,000	—	—	50,000	222	50,900	3-month SOFR + 151 bps	6/19/26
QQ	20,000	—	—	20,000	66	18,900	1.81%	6/19/25
RR	45,000	—	—	45,000	325	42,400	4.57%	5/18/32
SS	45,000	—	—	45,000	351	41,500	4.67%	8/2/34
TT	—	18,235	—	18,235	33	17,800	3.82%	8/8/25
UU	—	40,000	—	40,000	355	38,600	5.18%	3/29/33
	$260,789	$58,235	$(32,345)	$286,679	$1,425	$277,900

Holders of the fixed rate Series GG, KK, and OO through SS Notes are entitled to receive cash interest payments semi-annually (on June 19 and December 19) at the fixed rate. Holders of the floating rate Notes are entitled to receive cash interest payments quarterly (on March 19, June 19, September 19 and December 19) at the floating rate. Holders of the fixed rate Series TT and UU Notes are entitled to receive cash interest payments semi-annually (on February 13 and August 13) at the fixed rate. As of November 30, 2023, the weighted average interest rate on the outstanding Notes was 4.64%.

As of November 30, 2023, each series of Notes was rated “AAA” by Kroll Bond Rating Agency (“KBRA”). In the event the credit rating on any series of Notes falls below “A-”, the interest rate on such series will increase by 1% during the period of time such series is rated below “A-”. The Company is required to maintain a current rating from one rating agency with respect to each series of Notes and is prohibited from having any rating of less than investment grade (“BBB-”) with respect to each series of Notes.

The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The Notes contain various covenants related to other indebtedness, liens and limits on the Company’s overall leverage. Under the 1940 Act and the terms of the Notes, the Company may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The Notes are redeemable in certain circumstances at the option of the Company. The Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Company fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline.

The Notes are unsecured obligations of the Company and, upon liquidation, dissolution or winding up of the Company, will rank: (1) senior to all of the Company’s outstanding preferred shares; (2) senior to all of the Company’s outstanding common shares; (3) on parity with any unsecured creditors of the Company and any unsecured senior securities representing indebtedness of the Company; and (4) junior to any secured creditors of the Company.

At November 30, 2023, the Company was in compliance with all covenants under the Notes agreements.

Long Term Debt, Dividends and Covenants [Text Block]

Holders of the fixed rate Series GG, KK, and OO through SS Notes are entitled to receive cash interest payments semi-annually (on June 19 and December 19) at the fixed rate. Holders of the floating rate Notes are entitled to receive cash interest payments quarterly (on March 19, June 19, September 19 and December 19) at the floating rate. Holders of the fixed rate Series TT and UU Notes are entitled to receive cash interest payments semi-annually (on February 13 and August 13) at the fixed rate. As of November 30, 2023, the weighted average interest rate on the outstanding Notes was 4.64%.

As of November 30, 2023, each series of Notes was rated “AAA” by Kroll Bond Rating Agency (“KBRA”). In the event the credit rating on any series of Notes falls below “A-”, the interest rate on such series will increase by 1% during the period of time such series is rated below “A-”. The Company is required to maintain a current rating from one rating agency with respect to each series of Notes and is prohibited from having any rating of less than investment grade (“BBB-”) with respect to each series of Notes.

The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The Notes contain various covenants related to other indebtedness, liens and limits on the Company’s overall leverage. Under the 1940 Act and the terms of the Notes, the Company may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The Notes are redeemable in certain circumstances at the option of the Company. The Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Company fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline.

The Notes are unsecured obligations of the Company and, upon liquidation, dissolution or winding up of the Company, will rank: (1) senior to all of the Company’s outstanding preferred shares; (2) senior to all of the Company’s outstanding common shares; (3) on parity with any unsecured creditors of the Company and any unsecured senior securities representing indebtedness of the Company; and (4) junior to any secured creditors of the Company.

At November 30, 2023, the Company was in compliance with all covenants under the Notes agreements.

Outstanding Security, Title [Text Block]	Common stock
Outstanding Security, Authorized [Shares]	193,876,226
Outstanding Security, Held [Shares]	169,126,038
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

12.   Preferred Stock

At November 30, 2023, the Company had 6,123,774 shares of MRP Shares outstanding, with a total liquidation value of $153,094 ($25.00 per share liquidation value). In its merger with KMF, KYN issued, on a one-for-one basis, new KYN MRP Shares having substantially identical terms as the KMF preferred shares outstanding immediately prior to the closing of the merger ($41,491 aggregate liquidation value). See Note 1 — Organization.

The table below sets forth a summary of the key terms of each series of MRP Shares outstanding at November 30, 2023.

Series	Liquidation Value November 30, 2022	Liquidation Value Issued	Liquidation Value November 30, 2023	Unamortized Issuance Costs	Estimated Fair Value November 30, 2023	Fixed/Floating Rate	Mandatory Redemption Date
R	$41,828	$—	$41,828	$279	$38,400	3.38%	2/11/27
S	49,775	—	49,775	574	43,200	3.60%	2/11/30
T	20,000	—	20,000	317	18,300	5.07%	8/2/32
U	—	9,491	9,491	37	9,200	4.07%	12/1/24
V	—	20,000	20,000	185	20,100	3-month SOFR + 201 bps	6/1/26
W	—	12,000	12,000	134	10,900	2.44%	9/1/26
	$111,603	$41,491	$153,094	$1,526	$140,100

Holders of the MRP Shares are entitled to receive cumulative cash dividend payments on the first business day following each quarterly period (February 28, May 31, August 31 and November 30).

As of November 30, 2023, each series of MRP Shares was rated “A+” by KBRA. The dividend rate on the Company’s MRP Shares will increase if the credit rating is downgraded below “A” (as determined by the lowest credit rating assigned). Further, the annual dividend rate for all series of MRP Shares will increase by 4.0% if no ratings are maintained, and the annual dividend rate will increase by 5.0% if the Company fails to make a dividend or certain other payments.

The MRP Shares rank senior to all of the Company’s outstanding common shares and on parity with any other preferred stock. The MRP Shares are redeemable in certain circumstances at the option of the Company and are also subject to a mandatory redemption if the Company fails to meet a total leverage (debt and preferred stock) asset coverage ratio of 225%.

Under the terms of the MRP Shares, the Company may not declare dividends or pay other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to total leverage would be less than 225%.

The holders of the MRP Shares have one vote per share and will vote together with the holders of common stock as a single class except on matters affecting only the holders of MRP Shares or the holders of common stock. The holders of the MRP Shares, voting separately as a single class, have the right to elect at least two directors of the Company.

At November 30, 2023, the Company was in compliance with the asset coverage requirement of its MRP Shares.

Security Dividends [Text Block]

Under the terms of the MRP Shares, the Company may not declare dividends or pay other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to total leverage would be less than 225%.

Security Voting Rights [Text Block]

The holders of the MRP Shares have one vote per share and will vote together with the holders of common stock as a single class except on matters affecting only the holders of MRP Shares or the holders of common stock. The holders of the MRP Shares, voting separately as a single class, have the right to elect at least two directors of the Company.

Security Preemptive and Other Rights [Text Block]

The MRP Shares rank senior to all of the Company’s outstanding common shares and on parity with any other preferred stock. The MRP Shares are redeemable in certain circumstances at the option of the Company and are also subject to a mandatory redemption if the Company fails to meet a total leverage (debt and preferred stock) asset coverage ratio of 225%.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

13.   Common Stock

At November 30, 2023, the Company had 193,876,226 shares of common stock authorized and 169,126,038 shares outstanding. As of November 30, 2023, Kayne Anderson Capital Advisors, L.P. (“KACALP”) and KAFA owned 1,610,747 and 3,375 shares of the Company, respectively.

Transactions in common shares for the fiscal years ended November 30, 2022 and 2023, were as follows:

Shares outstanding at November 30, 2021	126,447,554
Shares issued in connection with merger of FMO	9,683,976
Shares outstanding at November 30, 2022	136,131,530
Shares issued in connection with merger of KMF (see Note 1)	32,994,508
Shares outstanding at November 30, 2023	169,126,038

Security Title [Text Block]	common stock